NATIONWIDE

PROVIDENT

VA SEPARATE

ACCOUNT A

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide Provident VA Separate Account A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VA Separate Account A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
16,199 shares (cost $474,612)	$449,996
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
35,047 shares (cost $828,765)	1,164,965
Growth Series - Service Class (MEGSS)
4,046 shares (cost $91,229)	114,306
Investors Trust Series - Service Class (MVITSC)
8,724 shares (cost $161,984)	198,739
New Discovery Series - Service Class (MNDSC)
9,443 shares (cost $122,533)	141,744
Research Series - Service Class (MVRSC)
6,519 shares (cost $113,838)	141,473
NVIT Emerging Markets Fund - Class III (GEM3)
10,140 shares (cost $115,125)	119,960
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
790 shares (cost $7,310)	8,652
NVIT Nationwide Fund - Class IV (TRF4)
236,336 shares (cost $2,430,883)	2,408,262
NVIT Government Bond Fund - Class IV (GBF4)
233,764 shares (cost $2,777,079)	2,718,671
American Century NVIT Growth Fund - Class IV (CAF4)
100,784 shares (cost $1,149,422)	1,572,226
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
169,994 shares (cost $1,536,009)	1,914,136
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
44,821 shares (cost $408,500)	436,556
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
197,785 shares (cost $2,633,013)	1,932,359
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
308,768 shares (cost $2,272,192)	3,285,291
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
3,472 shares (cost $33,307)	35,869
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
189,236 shares (cost $1,778,947)	2,232,987
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
93,960 shares (cost $1,495,723)	1,837,863
NVIT S&P 500 Index Fund - Class IV (GVEX4)
1,003,263 shares (cost $8,069,232)	9,952,369
NVIT Large Cap Growth Fund - Class I (NVOLG1)
494,051 shares (cost $7,486,028)	8,552,024
NVIT Large Cap Growth Fund - Class II (NVOLG2)
65,997 shares (cost $996,911)	1,139,766
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
142,441 shares (cost $1,534,192)	1,626,680
NVIT Money Market Fund - Class IV (SAM4)
8,623,849 shares (cost $8,623,849)	8,623,849
Growth and Income Portfolio - Initial Shares (DGI)
57,879 shares (cost $1,076,218)	1,277,389
Variable Series I - DWS Bond VIP - Class A (SVSB1)
206,609 shares (cost $1,239,910)	1,216,926
Variable Series I - DWS Growth & Income VIP - Class A (SVSGI1)
132,115 shares (cost $1,035,869)	1,126,941

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Variable Series I - DWS International VIP - Class A (SVSI1)
96,100 shares (cost $994,888)	764,955
Managed Volatility Fund II (FVU2)
49,077 shares (cost $417,716)	469,176
Fund for US Government Securities II (FVUS2)
87,466 shares (cost $982,033)	1,010,232
Equity-Income Portfolio - Initial Class (FEIP)
328,358 shares (cost $7,176,016)	6,547,465
High Income Portfolio - Initial Class (FHIP)
260,588 shares (cost $1,345,660)	1,514,014
VIP Asset Manager Portfolio - Initial Class (FAMP)
177,072 shares (cost $2,489,653)	2,686,177
VIP Growth Portfolio - Initial Class (FGP)
192,480 shares (cost $5,770,667)	8,093,768
VIP Growth Portfolio - Service Class 2 (FG2)
21,296 shares (cost $717,579)	886,755
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
30,097 shares (cost $383,898)	393,060
VIP Overseas Portfolio - Initial Class (FOP)
13,447 shares (cost $240,095)	216,363
VIP Overseas Portfolio - Service Class 2 (FO2)
20,888 shares (cost $302,806)	333,170
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
15,775 shares (cost $182,232)	172,735
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
8,627 shares (cost $73,990)	100,068
High Yield Portfolio - Administrative Class (PMVHYA)
96,214 shares (cost $694,029)	775,484
Total Return Portfolio - Administrative Class (PMVTRA)
65,865 shares (cost $727,858)	760,736
VIP Trust - Global Bond Fund: Initial Class (VWBF)
75,319 shares (cost $859,886)	897,806
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
155,519 shares (cost $1,571,500)	2,099,508
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
48,340 shares (cost $1,431,150)	1,408,145
Advantage VT Discovery Fund (SVDF)
36,109 shares (cost $677,427)	908,501
Advantage VT Opportunity Fund - Class 2 (SVOF)
33,739 shares (cost $522,054)	676,471

Total Investments	$84,944,588

Accounts Receivable-NVIT Emerging Markets Fund - Class III (GEM3)	155
Accounts Receivable-New Discovery Series - Service Class (MNDSC)	170
Accounts Receivable-NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	63
Other Accounts Payable	(7,176)
Accounts Payable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(164)
Accounts Payable-VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	(339)
Accounts Payable-VIP Overseas Portfolio - Initial Class (FOP)	(250)
Accounts Payable-Research Series - Service Class (MVRSC)	(193)
Accounts Payable-Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	(20)

$84,936,834

Contract Owners’ Equity:
Accumulation units	84,936,834

Total Contract Owners’ Equity (note 6)	$84,936,834

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	AASCO	DSRG	MEGSS	MVITSC	MNDSC	MVRSC	GEM3
Reinvested dividends	$1,132,275	-	11,174	-	1,648	-	817	636
Mortality and expense risk charges (note 4b)	(1,233,785)	(7,111)	(18,184)	(1,548)	(3,094)	(2,389)	(1,937)	(1,760)

Net investment income (loss)	(101,510)	(7,111)	(7,010)	(1,548)	(1,446)	(2,389)	(1,120)	(1,124)

Realized gain (loss) on investments	1,110,096	25,502	124,542	3,345	6,793	18,576	510	2,028
Change in unrealized gain (loss) on investments	7,736,428	(72,873)	13,922	12,788	28,927	744	20,024	16,797

Net gain (loss) on investments	8,846,524	(47,371)	138,464	16,133	35,720	19,320	20,534	18,825

Reinvested capital gains	1,196,846	107,035	-	-	-	14,524	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,941,860	52,553	131,454	14,585	34,274	31,455	19,414	17,701

Investment Activity:	NVNSR1	TRF4	GBF4	CAF4	GVIDM	GVDIV3	GVDIV4	NVMMG1
Reinvested dividends	$103	34,112	60,785	8,852	31,783	1,656	6,929	-
Mortality and expense risk charges (note 4b)	(186)	(33,570)	(39,884)	(22,483)	(26,003)	(6,561)	(26,595)	(48,195)

Net investment income (loss)	(83)	542	20,901	(13,631)	5,780	(4,905)	(19,666)	(48,195)

Realized gain (loss) on investments	1,204	1,464	20,903	82,307	50,023	(84,839)	(301,469)	216,413
Change in unrealized gain (loss) on investments	42	299,986	(86,177)	120,273	114,660	156,628	593,076	(52,083)

Net gain (loss) on investments	1,246	301,450	(65,274)	202,580	164,683	71,789	291,607	164,330

Reinvested capital gains	-	-	89,616	-	-	-	-	314,293

Net increase (decrease) in contract owners’ equity resulting from operations	$1,163	301,992	45,243	188,949	170,463	66,884	271,941	430,428

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVMMV2	SCVF4	SCF4	GVEX4	NVOLG1	NVOLG2	EIF4	SAM4
Reinvested dividends	$394	18,638	2,779	195,317	61,126	5,185	19,937	-
Mortality and expense risk charges (note 4b)	(465)	(31,800)	(27,536)	(147,578)	(121,827)	(17,477)	(23,250)	(119,549)

Net investment income (loss)	(71)	(13,162)	(24,757)	47,739	(60,701)	(12,292)	(3,313)	(119,549)

Realized gain (loss) on investments	99	(71,279)	(160,355)	741,931	104,503	27,595	(31,830)	-
Change in unrealized gain (loss) on investments	1,081	473,273	444,540	610,535	1,315,126	180,739	293,893	-

Net gain (loss) on investments	1,180	401,994	284,185	1,352,466	1,419,629	208,334	262,063	-

Reinvested capital gains	3,332	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,441	388,832	259,428	1,400,205	1,358,928	196,042	258,750	(119,549)

Investment Activity:	DGI	SVSB1	SVSGI1	SVSI1	FVU2	FVUS2	FEIP	FHIP
Reinvested dividends	$18,366	55,656	14,908	16,112	17,873	43,023	200,358	87,701
Mortality and expense risk charges (note 4b)	(17,894)	(17,201)	(15,822)	(10,306)	(7,470)	(15,075)	(92,790)	(22,058)

Net investment income (loss)	472	38,455	(914)	5,806	10,403	27,948	107,568	65,643
Realized gain (loss) on investments	2,263	(21,402)	(15,934)	(13,399)	10,487	1,818	(235,219)	(36,491)
Change in unrealized gain (loss) on investments	191,269	57,997	168,473	137,302	7,230	(12,852)	683,611	160,322

Net gain (loss) on investments	193,532	36,595	152,539	123,903	17,717	(11,034)	448,392	123,831

Reinvested capital gains	-	-	-	-	35,890	-	418,558	-

Net increase (decrease) in contract owners’ equity resulting from operations	$194,004	75,050	151,625	129,709	64,010	16,914	974,518	189,474

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FAMP	FGP	FG2	FIGBP	FOP	FO2	AMTB	AMTP
Reinvested dividends	$41,066	49,259	3,194	9,573	4,072	5,539	5,390	415
Mortality and expense risk charges (note 4b)	(38,728)	(120,937)	(13,693)	(5,991)	(3,578)	(4,713)	(2,512)	(1,392)

Net investment income (loss)	2,338	(71,678)	(10,499)	3,582	494	826	2,878	(977)

Realized gain (loss) on investments	(2,003)	426,592	65,454	7,897	(54,955)	(20,215)	(4,945)	3,905
Change in unrealized gain (loss) on investments	270,168	710,943	66,321	(3,752)	97,501	76,399	7,714	10,865

Net gain (loss) on investments	268,165	1,137,535	131,775	4,145	42,546	56,184	2,769	14,770

Reinvested capital gains	19,663	-	-	11,164	701	1,099	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$290,166	1,065,857	121,276	18,891	43,741	58,109	5,647	13,793

Investment Activity:	PMVHYA	PMVTRA	VWBF	VWEM	VWHA	SVDF	SVOF	VWBFR
Reinvested dividends	$44,285	23,251	12,232	-	10,390	-	651	7,090
Mortality and expense risk charges (note 4b)	(10,694)	(12,581)	(10,228)	(29,156)	(20,972)	(13,583)	(9,820)	(1,509)

Net investment income (loss)	33,591	10,670	2,004	(29,156)	(10,582)	(13,583)	(9,169)	5,581

Realized gain (loss) on investments	(19,351)	31,880	1,767	(141,238)	(24,770)	103,172	30,242	9,327
Change in unrealized gain (loss) on investments	76,200	14,638	16,076	615,509	(74,835)	47,636	69,392	(12,815)

Net gain (loss) on investments	56,849	46,518	17,843	474,271	(99,605)	150,808	99,634	(3,488)

Reinvested capital gains	-	14,338	7,716	-	104,583	-	239	4,472

Net increase (decrease) in contract owners’ equity resulting from operations	$90,440	71,526	27,563	445,115	(5,604)	137,225	90,704	6,565

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	VWEMR	VWHAR
Reinvested dividends	$-	-
Mortality and expense risk charges (note 4b)	(2,807)	(3,293)

Net investment income (loss)	(2,807)	(3,293)

Realized gain (loss) on investments	190,238	37,010
Change in unrealized gain (loss) on investments	(86,482)	(44,323)

Net gain (loss) on investments	103,756	(7,313)

Reinvested capital gains	-	49,623

Net increase (decrease) in contract owners’ equity resulting from operations	$100,949	39,017

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		AASCO		DSRG		MEGSS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(101,510)	13,281	(7,111)	(8,699)	(7,010)	(6,502)	(1,548)	(1,709)
Realized gain (loss) on investments	1,110,096	265,005	25,502	86,826	124,542	73,150	3,345	7,428
Change in unrealized gain (loss) on investments	7,736,428	(3,435,272)	(72,873)	(96,833)	13,922	(64,967)	12,788	(8,273)
Reinvested capital gains	1,196,846	210,932	107,035	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,941,860	(2,946,054)	52,553	(18,706)	131,454	1,681	14,585	(2,554)

Equity transactions:
Purchase payments received from contract owners (note 4a)	169,630	197,988	428	710	892	897	(245)	(289)
Transfers between funds (note 4a)	(22,239)	3,609	(79,754)	16,941	(45,012)	(25,921)	237	139
Redemptions (note 4a)	(14,048,805)	(21,558,563)	(59,598)	(157,359)	(235,810)	(312,309)	-	(93,388)
Net policy repayments (loans) (note 3)	(4,839)	(5,593)	(104)	(113)	(160)	(178)	-	-
Administrative charges (note 4c)	(9,005)	(12,822)	(53)	(76)	(229)	(232)	-	(19)
Adjustments to maintain reserves	31,451	(5,970)	427	(449)	(332)	(359)	94	(218)

Net equity transactions	(13,883,807)	(21,381,351)	(138,654)	(140,346)	(280,651)	(338,102)	86	(93,775)

Net change in contract owners’ equity	(3,941,947)	(24,327,405)	(86,101)	(159,052)	(149,197)	(336,421)	14,671	(96,329)
Contract owners’ equity beginning of period	88,878,781	113,206,186	536,267	695,319	1,313,799	1,650,220	99,582	195,911

Contract owners’ equity end of period	$84,936,834	88,878,781	450,166	536,267	1,164,602	1,313,799	114,253	99,582

CHANGES IN UNITS:
Beginning units	119,743	145,423	744	921	1,273	1,591	325	627
Units purchased	7,814	2,978	4	91	5	7	63	-
Units redeemed	(23,274)	(28,658)	(185)	(268)	(256)	(325)	(65)	(302)

Ending units	104,283	119,743	563	744	1,022	1,273	323	325

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MVITSC		MNDSC		MVRSC		GEM3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,446)	(1,544)	(2,389)	(3,358)	(1,120)	(1,143)	(1,124)	(922)
Realized gain (loss) on investments	6,793	9,504	18,576	7,532	510	(15)	2,028	407
Change in unrealized gain (loss) on investments	28,927	(19,187)	744	(55,050)	20,024	(117)	16,797	(34,845)
Reinvested capital gains	-	-	14,524	27,248	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,274	(11,227)	31,455	(23,628)	19,414	(1,275)	17,701	(35,360)

Equity transactions:
Purchase payments received from contract owners (note 4a)	(547)	(528)	(356)	(265)	(272)	1,023	(55)	(23)
Transfers between funds (note 4a)	(495)	(510)	(393)	(88)	(122)	120	3,452	-
Redemptions (note 4a)	(46,965)	(41,952)	(82,171)	(34,832)	(5,474)	(38,215)	(15,014)	(1,940)
Net policy repayments (loans) (note 3)	-	-	-	-	-	(44)	-	-
Administrative charges (note 4c)	(14)	-	(15)	(10)	(8)	(2)	(2)	-
Adjustments to maintain reserves	247	(319)	282	177	(200)	175	174	(33)

Net equity transactions	(47,774)	(43,309)	(82,653)	(35,018)	(6,076)	(36,943)	(11,445)	(1,996)

Net change in contract owners’ equity	(13,500)	(54,536)	(51,198)	(58,646)	13,338	(38,218)	6,256	(37,356)
Contract owners’ equity beginning of period	212,275	266,811	193,112	251,758	127,942	166,160	113,859	151,215

Contract owners’ equity end of period	$198,775	212,275	141,914	193,112	141,280	127,942	120,115	113,859

CHANGES IN UNITS:
Beginning units	463	560	365	420	309	393	366	372
Units purchased	1	21	-	26	1	6	11	-
Units redeemed	(94)	(118)	(140)	(81)	(14)	(90)	(43)	(6)

Ending units	370	463	225	365	296	309	334	366

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR1		TRF4		GBF4		CAF4
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(83)	(60)	542	(5,374)	20,901	48,782	(13,631)	(13,845)
Realized gain (loss) on investments	1,204	145	1,464	(223,695)	20,903	12,380	82,307	94,463
Change in unrealized gain (loss) on investments	42	201	299,986	211,904	(86,177)	123,384	120,273	(107,223)
Reinvested capital gains	-	-	-	-	89,616	9,541	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,163	286	301,992	(17,165)	45,243	194,087	188,949	(26,605)

Equity transactions:
Purchase payments received from contract owners (note 4a)	(16)	(26)	2,285	1,622	(849)	4,034	10,842	11,355
Transfers between funds (note 4a)	-	7,345	(25,507)	(18,726)	79,365	(90,158)	17,495	(6,490)
Redemptions (note 4a)	(6,036)	(659)	(347,831)	(435,103)	(536,558)	(877,372)	(177,853)	(274,665)
Net policy repayments (loans) (note 3)	-	-	(118)	(118)	(199)	(225)	(157)	(194)
Administrative charges (note 4c)	-	-	(356)	(344)	(245)	(323)	(127)	(121)
Adjustments to maintain reserves	127	(324)	(140)	(510)	15,704	140	(301)	(721)

Net equity transactions	(5,925)	6,336	(371,667)	(453,179)	(442,782)	(963,904)	(150,101)	(270,836)

Net change in contract owners’ equity	(4,762)	6,622	(69,675)	(470,344)	(397,539)	(769,817)	38,848	(297,441)
Contract owners’ equity beginning of period	13,394	6,772	2,477,307	2,947,651	3,115,713	3,885,530	1,533,026	1,830,467

Contract owners’ equity end of period	$8,632	13,394	2,407,632	2,477,307	2,718,174	3,115,713	1,571,874	1,533,026

CHANGES IN UNITS:
Beginning units	29	14	8,168	8,761	3,716	4,761	2,953	3,453
Units purchased	-	16	7	7	225	47	106	48
Units redeemed	(12)	(1)	(926)	(600)	(666)	(1,092)	(366)	(548)

Ending units	17	29	7,249	8,168	3,275	3,716	2,693	2,953

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIDM		GVDIV3		GVDIV4		NVMMG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$5,780	18,771	(4,905)	2,290	(19,666)	9,349	(48,195)	(51,671)
Realized gain (loss) on investments	50,023	280,727	(84,839)	(95,184)	(301,469)	(297,060)	216,413	192,933
Change in unrealized gain (loss) on investments	114,660	(312,667)	156,628	(13,368)	593,076	(127,980)	(52,083)	(340,278)
Reinvested capital gains	-	-	-	-	-	-	314,293	-

Net increase (decrease) in contract owners’ equity resulting from operations	170,463	(13,169)	66,884	(106,262)	271,941	(415,691)	430,428	(199,016)

Equity transactions:
Purchase payments received from contract owners (note 4a)	12,378	8,052	5,163	7,422	(1,535)	(2,026)	1,769	5,700
Transfers between funds (note 4a)	(8,559)	(2,766)	(3,062)	9,769	(26,640)	(12,000)	(16,251)	3,137
Redemptions (note 4a)	(168,922)	(1,243,742)	(132,234)	(98,932)	(295,844)	(451,282)	(483,638)	(460,309)
Net policy repayments (loans) (note 3)	(63)	(55)	(1)	(3)	(24)	(28)	(155)	(239)
Administrative charges (note 4c)	(81)	(286)	(61)	(105)	(200)	(253)	(281)	(381)
Adjustments to maintain reserves	20,385	(306)	(127)	1,150	78	(428)	66	(86)

Net equity transactions	(144,862)	(1,239,103)	(130,322)	(80,699)	(324,165)	(466,017)	(498,490)	(452,178)

Net change in contract owners’ equity	25,601	(1,252,272)	(63,438)	(186,961)	(52,224)	(881,708)	(68,062)	(651,194)
Contract owners’ equity beginning of period	1,888,487	3,140,759	499,930	686,891	1,984,426	2,866,134	3,353,311	4,004,505

Contract owners’ equity end of period	$1,914,088	1,888,487	436,492	499,930	1,932,202	1,984,426	3,285,249	3,353,311

CHANGES IN UNITS:
Beginning units	9,278	11,340	1,091	1,240	2,490	2,919	6,503	7,197
Units purchased	1,837	-	20	67	4	8	103	-
Units redeemed	(2,062)	(2,062)	(287)	(216)	(350)	(437)	(740)	(694)

Ending units	9,053	9,278	824	1,091	2,144	2,490	5,866	6,503

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMV2		SCVF4		SCF4		GVEX4
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(71)	(241)	(13,162)	(23,680)	(24,757)	(20,156)	47,739	33,294
Realized gain (loss) on investments	99	4,097	(71,279)	(92,355)	(160,355)	(121,539)	741,931	691,410
Change in unrealized gain (loss) on investments	1,081	(4,227)	473,273	(41,586)	444,540	(15,792)	610,535	(645,241)
Reinvested capital gains	3,332	137	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,441	(234)	388,832	(157,621)	259,428	(157,487)	1,400,205	79,463

Equity transactions:
Purchase payments received from contract owners (note 4a)	(24)	(1)	347	1,766	6,296	5,371	36,336	46,122
Transfers between funds (note 4a)	2,428	-	(47,082)	16,731	(13,716)	27,962	(87,775)	(40,892)
Redemptions (note 4a)	-	(15,332)	(348,506)	(376,107)	(514,167)	(341,661)	(1,832,534)	(1,960,834)
Net policy repayments (loans) (note 3)	-	-	(52)	(107)	(161)	(189)	(1,095)	(1,213)
Administrative charges (note 4c)	-	(18)	(118)	(163)	(208)	(177)	(1,334)	(1,227)
Adjustments to maintain reserves	214	(251)	53	(76)	(79)	145	(660)	14

Net equity transactions	2,618	(15,602)	(395,358)	(357,956)	(522,035)	(308,549)	(1,887,062)	(1,958,030)

Net change in contract owners’ equity	7,059	(15,836)	(6,526)	(515,577)	(262,607)	(466,036)	(486,857)	(1,878,567)
Contract owners’ equity beginning of period	28,873	44,709	2,239,366	2,754,943	2,100,181	2,566,217	10,438,546	12,317,113

Contract owners’ equity end of period	$35,932	28,873	2,232,840	2,239,366	1,837,574	2,100,181	9,951,689	10,438,546

CHANGES IN UNITS:
Beginning units	59	88	3,030	3,486	2,929	3,333	7,321	8,668
Units purchased	5	-	5	104	30	90	194	144
Units redeemed	-	(29)	(494)	(560)	(709)	(494)	(1,399)	(1,491)

Ending units	64	59	2,541	3,030	2,250	2,929	6,116	7,321

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVOLG1		NVOLG2		EIF4		SAM4
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(60,701)	(65,292)	(12,292)	(15,293)	(3,313)	(1,754)	(119,549)	(148,245)
Realized gain (loss) on investments	104,503	19,534	27,595	10,025	(31,830)	(56,595)	-	-
Change in unrealized gain (loss) on investments	1,315,126	(281,884)	180,739	(43,907)	293,893	(1,273)	-	-
Reinvested capital gains	-	31,999	-	4,986	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,358,928	(295,643)	196,042	(44,189)	258,750	(59,622)	(119,549)	(148,245)

Equity transactions:
Purchase payments received from contract owners (note 4a)	15,567	10,451	(1,961)	(2,140)	1,335	2,696	26,601	15,543
Transfers between funds (note 4a)	(109,479)	(112,484)	(5,106)	(57,425)	5,729	(5,550)	848,467	383,197
Redemptions (note 4a)	(925,652)	(1,340,429)	(290,067)	(477,399)	(334,549)	(399,223)	(1,447,841)	(3,284,661)
Net policy repayments (loans) (note 3)	(358)	(321)	-	-	(111)	(141)	(329)	(348)
Administrative charges (note 4c)	(832)	(1,273)	(125)	(53)	(144)	(137)	(756)	(2,759)
Adjustments to maintain reserves	(344)	(134)	462	(593)	35	(217)	(1,472)	(1,266)

Net equity transactions	(1,021,098)	(1,444,190)	(296,797)	(537,610)	(327,705)	(402,572)	(575,330)	(2,890,294)

Net change in contract owners’ equity	337,830	(1,739,833)	(100,755)	(581,799)	(68,955)	(462,194)	(694,879)	(3,038,539)
Contract owners’ equity beginning of period	8,213,908	9,953,741	1,240,644	1,822,443	1,695,525	2,157,719	9,317,641	12,356,180

Contract owners’ equity end of period	$8,551,738	8,213,908	1,139,889	1,240,644	1,626,570	1,695,525	8,622,762	9,317,641

CHANGES IN UNITS:
Beginning units	12,275	14,341	1,867	2,637	2,825	3,463	13,619	17,807
Units purchased	710	-	371	-	35	29	1,838	1,280
Units redeemed	(2,065)	(2,066)	(769)	(770)	(540)	(667)	(2,674)	(5,468)

Ending units	10,920	12,275	1,469	1,867	2,320	2,825	12,783	13,619

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DGI		SVSB1		SVSGI1		SVSI1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$472	(2,212)	38,455	46,100	(914)	(752)	5,806	4,810
Realized gain (loss) on investments	2,263	2,989	(21,402)	(92,934)	(15,934)	(19,838)	(13,399)	21,937
Change in unrealized gain (loss) on investments	191,269	(53,135)	57,997	105,949	168,473	16,628	137,302	(194,177)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	194,004	(52,358)	75,050	59,115	151,625	(3,962)	129,709	(167,430)

Equity transactions:
Purchase payments received from contract owners (note 4a)	(308)	548	(442)	1,768	780	2,661	(564)	(745)
Transfers between funds (note 4a)	(20,049)	29,321	3,624	(5,853)	(14,614)	(4,303)	(14,603)	(1,886)
Redemptions (note 4a)	(120,634)	(256,922)	(103,690)	(384,351)	(125,234)	(280,696)	(81,122)	(197,569)
Net policy repayments (loans) (note 3)	-	-	(17)	(8)	(111)	(121)	(8)	(12)
Administrative charges (note 4c)	(146)	(226)	(78)	(141)	(115)	(199)	(63)	(114)
Adjustments to maintain reserves	(848)	791	(15)	406	562	(345)	(336)	148

Net equity transactions	(141,985)	(226,488)	(100,618)	(388,179)	(138,732)	(283,003)	(96,696)	(200,178)

Net change in contract owners’ equity	52,019	(278,846)	(25,568)	(329,064)	12,893	(286,965)	33,013	(367,608)
Contract owners’ equity beginning of period	1,224,814	1,503,660	1,242,743	1,571,807	1,114,293	1,401,258	731,770	1,099,378

Contract owners’ equity end of period	$1,276,833	1,224,814	1,217,175	1,242,743	1,127,186	1,114,293	764,783	731,770

CHANGES IN UNITS:
Beginning units	1,233	1,451	1,493	1,968	1,217	1,507	1,177	1,453
Units purchased	1	39	8	16	4	7	-	-
Units redeemed	(130)	(257)	(125)	(491)	(143)	(297)	(143)	(276)

Ending units	1,104	1,233	1,376	1,493	1,078	1,217	1,034	1,177

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FVU2		FVUS2		FEIP		FHIP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$10,403	16,838	27,948	45,767	107,568	68,359	65,643	88,002
Realized gain (loss) on investments	10,487	(5,697)	1,818	22,530	(235,219)	(494,199)	(36,491)	(53,373)
Change in unrealized gain (loss) on investments	7,230	9,507	(12,852)	(8,308)	683,611	428,084	160,322	16,119
Reinvested capital gains	35,890	-	-	-	418,558	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	64,010	20,648	16,914	59,989	974,518	2,244	189,474	50,748

Equity transactions:
Purchase payments received from contract owners (note 4a)	(333)	32	1,778	6,187	12,296	14,678	201	4,553
Transfers between funds (note 4a)	1,508	10,947	(5,941)	(70,803)	(59,897)	(86,899)	(21,152)	(15,539)
Redemptions (note 4a)	(172,986)	(124,389)	(184,102)	(488,419)	(962,459)	(1,598,708)	(266,260)	(363,921)
Net policy repayments (loans) (note 3)	-	-	(15)	(11)	(218)	(210)	(23)	(20)
Administrative charges (note 4c)	(72)	(96)	(114)	(135)	(683)	(995)	(155)	(194)
Adjustments to maintain reserves	(240)	(149)	562	(143)	(952)	(3,677)	505	(134)

Net equity transactions	(172,123)	(113,655)	(187,832)	(553,324)	(1,011,913)	(1,675,811)	(286,884)	(375,255)

Net change in contract owners’ equity	(108,113)	(93,007)	(170,918)	(493,335)	(37,395)	(1,673,567)	(97,410)	(324,507)
Contract owners’ equity beginning of period	577,216	670,223	1,181,514	1,674,849	6,584,084	8,257,651	1,611,805	1,936,312

Contract owners’ equity end of period	$469,103	577,216	1,010,596	1,181,514	6,546,689	6,584,084	1,514,395	1,611,805

CHANGES IN UNITS:
Beginning units	631	757	1,218	1,801	4,779	5,968	1,622	1,999
Units purchased	2	15	11	48	26	47	15	19
Units redeemed	(175)	(141)	(203)	(631)	(697)	(1,236)	(284)	(396)

Ending units	458	631	1,026	1,218	4,108	4,779	1,353	1,622

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FAMP		FGP		FG2		FIGBP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,338	12,312	(71,678)	(98,321)	(10,499)	(14,830)	3,582	6,141
Realized gain (loss) on investments	(2,003)	10,701	426,592	269,235	65,454	60,685	7,897	20,827
Change in unrealized gain (loss) on investments	270,168	(151,086)	710,943	(254,526)	66,321	(59,903)	(3,752)	(7,766)
Reinvested capital gains	19,663	14,276	-	32,466	-	4,034	11,164	16,196

Net increase (decrease) in contract owners’ equity resulting from operations	290,166	(113,797)	1,065,857	(51,146)	121,276	(10,014)	18,891	35,398

Equity transactions:
Purchase payments received from contract owners (note 4a)	1,048	(2,345)	25,529	25,542	(1,603)	127	278	525
Transfers between funds (note 4a)	610	5,239	(49,675)	101	143	(34,417)	(20,016)	(6,389)
Redemptions (note 4a)	(404,110)	(685,572)	(1,242,293)	(1,738,607)	(235,445)	(205,972)	(55,299)	(297,513)
Net policy repayments (loans) (note 3)	(19)	(18)	(986)	(947)	-	(64)	(2)	(3)
Administrative charges (note 4c)	(313)	(314)	(1,164)	(1,449)	(56)	(69)	(64)	(82)
Adjustments to maintain reserves	(240)	557	(870)	725	(126)	89	(255)	(391)

Net equity transactions	(403,024)	(682,453)	(1,269,459)	(1,714,635)	(237,087)	(240,306)	(75,358)	(303,853)

Net change in contract owners’ equity	(112,858)	(796,250)	(203,602)	(1,765,781)	(115,811)	(250,320)	(56,467)	(268,455)
Contract owners’ equity beginning of period	2,798,791	3,595,041	8,296,973	10,062,754	1,002,314	1,252,634	449,188	717,643

Contract owners’ equity end of period	$2,685,933	2,798,791	8,093,371	8,296,973	886,503	1,002,314	392,721	449,188

CHANGES IN UNITS:
Beginning units	2,523	3,114	6,824	8,178	2,931	3,611	424	717
Units purchased	6	8	65	80	60	51	4	132
Units redeemed	(346)	(599)	(1,003)	(1,434)	(693)	(731)	(73)	(425)

Ending units	2,183	2,523	5,886	6,824	2,298	2,931	355	424

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FOP		FO2		AMTB		AMTP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$494	(139)	826	(1,932)	2,878	4,685	(977)	(1,901)
Realized gain (loss) on investments	(54,955)	(28,861)	(20,215)	(88,337)	(4,945)	(11,906)	3,905	(42,947)
Change in unrealized gain (loss) on investments	97,501	(28,942)	76,399	16,858	7,714	5,157	10,865	26,449
Reinvested capital gains	701	650	1,099	1,105	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,741	(57,292)	58,109	(72,306)	5,647	(2,064)	13,793	(18,399)

Equity transactions:
Purchase payments received from contract owners (note 4a)	124	884	(531)	(713)	57	612	22	39
Transfers between funds (note 4a)	(4,516)	4,045	(3,216)	1,438	3,669	(643)	(269)	601
Redemptions (note 4a)	(90,940)	(55,710)	(53,139)	(216,164)	(20,707)	(67,608)	(11,242)	(48,933)
Net policy repayments (loans) (note 3)	(8)	(8)	-	-	(7)	(6)	(1)	(1)
Administrative charges (note 4c)	(62)	(13)	(23)	(17)	(8)	(31)	(31)	(49)
Adjustments to maintain reserves	17	(469)	155	81	74	58	(191)	138

Net equity transactions	(95,385)	(51,271)	(56,754)	(215,375)	(16,922)	(67,618)	(11,712)	(48,205)

Net change in contract owners’ equity	(51,644)	(108,563)	1,355	(287,681)	(11,275)	(69,682)	2,081	(66,604)
Contract owners’ equity beginning of period	267,757	376,320	331,882	619,563	184,107	253,789	97,823	164,427

Contract owners’ equity end of period	$216,113	267,757	333,237	331,882	172,832	184,107	99,904	97,823

CHANGES IN UNITS:
Beginning units	385	442	876	1,333	267	364	179	263
Units purchased	4	14	3	31	7	6	-	2
Units redeemed	(128)	(71)	(138)	(488)	(31)	(103)	(20)	(86)

Ending units	261	385	741	876	243	267	159	179

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVHYA		PMVTRA		VWBF		VWEM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$33,591	49,364	10,670	12,293	2,004	42,495	(29,156)	(6,987)
Realized gain (loss) on investments	(19,351)	(10,633)	31,880	26,818	1,767	(2,338)	(141,238)	(42,240)
Change in unrealized gain (loss) on investments	76,200	(18,530)	14,638	(28,759)	16,076	(15,091)	615,509	(567,018)
Reinvested capital gains	-	-	14,338	13,347	7,716	12,924	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	90,440	20,201	71,526	23,699	27,563	37,990	445,115	(616,245)

Equity transactions:
Purchase payments received from contract owners (note 4a)	(860)	(916)	(246)	55	685	2,040	4,472	4,763
Transfers between funds (note 4a)	(391)	(87,330)	33,862	8,606	502,153	36,422	354,536	4,948
Redemptions (note 4a)	(144,108)	(113,595)	(255,610)	(343,105)	(187,734)	(188,699)	(368,445)	(285,379)
Net policy repayments (loans) (note 3)	-	-	(168)	(292)	(10)	(16)	(96)	(256)
Administrative charges (note 4c)	(25)	(48)	(57)	(49)	(87)	(87)	(245)	(175)
Adjustments to maintain reserves	(284)	99	600	(330)	418	(176)	(55)	(750)

Net equity transactions	(145,668)	(201,790)	(221,619)	(335,115)	315,425	(150,516)	(9,833)	(276,849)

Net change in contract owners’ equity	(55,228)	(181,589)	(150,093)	(311,416)	342,988	(112,526)	435,282	(893,094)
Contract owners’ equity beginning of period	830,380	1,011,969	910,912	1,222,328	554,830	667,356	1,663,946	2,557,040

Contract owners’ equity end of period	$775,152	830,380	760,819	910,912	897,818	554,830	2,099,228	1,663,946

CHANGES IN UNITS:
Beginning units	972	1,207	960	1,316	566	726	1,739	1,957
Units purchased	37	-	38	37	502	43	558	59
Units redeemed	(204)	(235)	(256)	(393)	(188)	(203)	(583)	(277)

Ending units	805	972	742	960	880	566	1,714	1,739

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHA		SVDF		SVOF		VWBFR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(10,582)	(2,251)	(13,583)	(14,337)	(9,169)	(11,752)	5,581	31,006
Realized gain (loss) on investments	(24,770)	26,546	103,172	95,025	30,242	(51,090)	9,327	1,460
Change in unrealized gain (loss) on investments	(74,835)	(287,514)	47,636	(83,991)	69,392	(3,917)	(12,815)	(14,452)
Reinvested capital gains	104,583	18,771	-	-	239	-	4,472	9,421

Net increase (decrease) in contract owners’ equity resulting from operations	(5,604)	(244,448)	137,225	(3,303)	90,704	(66,759)	6,565	27,435

Equity transactions:
Purchase payments received from contract owners (note 4a)	6,078	7,208	374	(704)	(1,022)	(831)	1,552	3,864
Transfers between funds (note 4a)	391,993	(17,110)	131,745	(10,193)	(70,443)	(17,087)	(326,455)	11,997
Redemptions (note 4a)	(157,066)	(136,171)	(263,922)	(201,435)	(91,621)	(178,794)	(55,435)	(132,813)
Net policy repayments (loans) (note 3)	-	(7)	-	-	(57)	(52)	-	(6)
Administrative charges (note 4c)	(77)	(53)	(77)	(86)	(51)	(75)	(10)	(58)
Adjustments to maintain reserves	(783)	878	(68)	308	27	(50)	(327)	19

Net equity transactions	240,145	(145,255)	(131,948)	(212,110)	(163,167)	(196,889)	(380,675)	(116,997)

Net change in contract owners’ equity	234,541	(389,703)	5,277	(215,413)	(72,463)	(263,648)	(374,110)	(89,562)
Contract owners’ equity beginning of period	1,172,819	1,562,522	902,955	1,118,368	748,872	1,012,520	374,110	463,672

Contract owners’ equity end of period	$1,407,360	1,172,819	908,232	902,955	676,409	748,872	-	374,110

CHANGES IN UNITS:
Beginning units	768	843	2,238	2,745	1,159	1,460	516	682
Units purchased	451	45	373	42	30	22	7	59
Units redeemed	(315)	(120)	(672)	(549)	(270)	(323)	(523)	(225)

Ending units	904	768	1,939	2,238	919	1,159	-	516

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWEMR		VWHAR		NVAGF6
	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(2,807)	(2,231)	(3,293)	(2,060)	-	1,816
Realized gain (loss) on investments	190,238	51,753	37,010	3,189	-	(8,415)
Change in unrealized gain (loss) on investments	(86,482)	(237,934)	(44,323)	(170,332)	-	4,567
Reinvested capital gains	-	-	49,623	10,766	-	3,065

Net increase (decrease) in contract owners’ equity resulting from operations	100,949	(188,412)	39,017	(158,437)	-	1,033

Equity transactions:
Purchase payments received from contract owners (note 4a)	4,424	7,627	1,462	3,082	-	(19)
Transfers between funds	(624,154)	57,922	(698,911)	168,862	-	(70,719)
Redemptions (note 4a)	(11,952)	(93,803)	(95,986)	(156,010)	-	-
Net policy repayments (loans) (note 3)	(6)	(19)	-	-	-	-
Administrative charges (note 4c)	(6)	(71)	(34)	(37)	-	-
Adjustments to maintain reserves	(315)	43	(257)	812	-	(19)

Net equity transactions	(632,009)	(28,301)	(793,726)	16,709	-	(70,757)

Net change in contract owners’ equity	(531,060)	(216,713)	(754,709)	(141,728)	-	(69,724)
Contract owners’ equity beginning of period	531,060	747,773	754,709	896,437	-	69,724

Contract owners’ equity end of period	$-	531,060	-	754,709	-	-

CHANGES IN UNITS:
Beginning units	518	534	530	519	-	116
Units purchased	4	59	23	106	-	-
Units redeemed	(522)	(75)	(553)	(95)	-	(116)

Ending units	-	518	-	530	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Organization

The Nationwide Provident VA Separate Account A (the Account) was established by Nationwide Life and Annuity Company of America or NLACA under the provisions of Pennsylvania law and commenced operations on April 14, 1992. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (NLAIC or the Company) with NLAIC as the surviving entity. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly.

The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
DREYFUS CORPORATION FUNDS
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares (DSRG)
MASSACHUSETTS FINANCIAL SERVICES CO.
Growth Series - Service Class (MEGSS)
Investors Trust Series - Service Class (MVITSC)
New Discovery Series - Service Class (MNDSC)
Research Series - Service Class (MVRSC)
NATIONWIDE FUNDS GROUP
NVIT Emerging Markets Fund - Class III (GEM3)
Neuberger Berman NVIT Socially Responsible Fund -Class I (NVNSR1)
NVIT Nationwide Fund - Class IV (TRF4)
NVIT Government Bond Fund - Class IV (GBF4)
American Century NVIT Growth Fund - Class IV (CAF4)
NVIT Investor Destinations Moderate Fund -Class II (GVIDM)
NVIT Multi-Manager International Value Fund -Class III (GVDIV3)
NVIT Multi-Manager International Value Fund -Class IV (GVDIV4)
NVIT Multi-Manager Mid Cap Growth Fund -Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund -Class II (NVMMV2)
NVIT Multi-Manager Small Cap Value Fund -Class IV (SCVF4)
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
NVIT S&P 500 Index Fund - Class IV (GVEX4)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Large Cap Growth Fund - Class II (NVOLG2)
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
NVIT Money Market Fund - Class IV (SAM4)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Growth and Income Portfolio - Initial Shares (DGI)
PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST
Variable Series I - DWS Bond VIP - Class A (SVSB1)
Variable Series I - DWS Growth & Income VIP -Class A (SVSGI1)
Variable Series I - DWS International VIP - Class A (SVSI1)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Managed Volatility Fund II (FVU2)
Fund for US Government Securities II (FVUS2)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
VIP Asset Manager Portfolio - Initial Class (FAMP)
VIP Growth Portfolio - Initial Class (FGP)
VIP Growth Portfolio - Service Class 2 (FG2)
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
VIP Overseas Portfolio - Initial Class (FOP)
VIP Overseas Portfolio - Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class 2 (FC2)*
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)*
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust -Short Duration Bond Portfolio -I Class Shares (AMTB)
Advisers Management Trust: Large Cap Value Portfolio -Class I (AMTP)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
High Yield Portfolio - Administrative Class (PMVHYA)
Total Return Portfolio - Administrative Class (PMVTRA)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Bond Fund: Initial Class (VWBF)
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WELLS FARGO FUNDS
Advantage VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)

*At December 31, 2012, contract owners were not invested in the fund.

The contractowner’s equity is affected by the investment results of each fund, equity transactions by contractowners and certain contract expenses (see note 4).

Net premiums from the Contracts are allocated to the subaccounts in accordance with contractowner instructions and are recorded as contractowners’ net premiums in the Statements of Changes in Contract Owners’ Equity. Such amounts are used to provide money to pay contract values under the Contracts. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable annuity contracts and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

(2) Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Account in the financial statements.

(a) Investment Valuation

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(b) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(c) Estimates

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ from those estimates.

(d) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(e) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3) Contract Loans

Contract provisions allow contractowners to borrow up to the contract’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(4) Expenses and Related Party Transactions

(a) Deductions from Premiums

Deductions for premium taxes are made from the premiums by the Company (0 – 4% of premium payments depending on the Insured state of residence). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in Contract Owners’ Equity.

There are no sales charges deducted from premiums at the time the premiums are paid. For some contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the first 6 – 7 contract years (surrender charges ranges from 0 – 8% of the amount withdrawn or surrendered depending on the contract year, not to exceed 8.5% of total premiums received under the contract). For other contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the 8 – 9 contract years following a premium payment (surrender charges ranges from 0 – 8% of the premiums withdrawn or surrendered). However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $426,390 and $705,405, respectively, and total transfers from the Account to the fixed account were $4,838 and $4,170, respectively. Transfers from the Account to the fixed account are included in redemptions or transfers between funds, and transfers to the Account from the fixed account are included in purchase payments received from contract owners or transfers between funds, as applicable, on the accompanying Statement of Changes in Contract Owners’ Equity. Transfers between funds also include net equity transactions other than those related to redemptions or purchases.

(b) Mortality and Expense Charges

In addition, to compensate for costs associated with administration of the contracts, the Company deducts a daily asset-based administration charge from the assets of the Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the Statements of Operations.

The Account is charged a daily mortality and expense risk charge at an annual rate of 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%. These charges are assessed through the daily unit value calculation.

(c) Administrative Charges

An annual administrative fee of $0 – $40 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. Optional annual deductions for an additional death benefit riders may be made (0.25 – 0.4% of the contract account value). During any given contract year, the first four transfers by VIP contractowners and the first twelve transfers by other variable annuity contractowners of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These fees are assessed against each contract by liquidating units.

The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractowner will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are included in net investment income in the Statements of Operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the contracts and other contracts issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$84,944,588	$0	$0	$84,944,588

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	$107,925	$147,041
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	19,408	306,635
Growth Series - Service Class (MEGSS)	22,240	23,787
Investors Trust Series - Service Class (MVITSC)	1,657	51,107
New Discovery Series - Service Class (MNDSC)	14,533	85,318
Research Series - Service Class (MVRSC)	842	7,828
NVIT Emerging Markets Fund - Class III (GEM3)	4,279	17,012
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	103	6,238
NVIT Nationwide Fund - Class IV (TRF4)	39,398	410,194
NVIT Government Bond Fund - Class IV (GBF4)	396,490	728,345
American Century NVIT Growth Fund - Class IV (CAF4)	59,629	222,931
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	68,373	207,422
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	9,676	144,759
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	7,539	351,278
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	327,848	560,015
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	6,154	487
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	22,499	430,889
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	11,385	557,937
NVIT S&P 500 Index Fund - Class IV (GVEX4)	344,819	2,182,636
NVIT Large Cap Growth Fund - Class I (NVOLG1)	82,740	1,163,377
NVIT Large Cap Growth Fund - Class II (NVOLG2)	5,185	314,621
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)	43,194	374,133
NVIT Money Market Fund - Class IV (SAM4)	1,038,044	1,731,518
Growth and Income Portfolio - Initial Shares (DGI)	26,001	166,559
Variable Series I - DWS Bond VIP - Class A (SVSB1)	61,359	123,407
Variable Series I - DWS Growth & Income VIP - Class A (SVSGI1)	17,599	157,711
Variable Series I - DWS International VIP - Class A (SVSI1)	17,265	107,752
Managed Volatility Fund II (FVU2)	55,305	180,897
Fund for US Government Securities II (FVUS2)	51,237	211,595
Equity-Income Portfolio - Initial Class (FEIP)	643,401	1,127,790
High Income Portfolio - Initial Class (FHIP)	95,102	316,752
VIP Asset Manager Portfolio - Initial Class (FAMP)	62,682	443,236
VIP Growth Portfolio - Initial Class (FGP)	84,313	1,423,779
VIP Growth Portfolio - Service Class 2 (FG2)	25,074	272,442
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	26,336	86,659
VIP Overseas Portfolio - Initial Class (FOP)	5,352	99,532
VIP Overseas Portfolio - Service Class 2 (FO2)	6,638	61,596
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	14,859	28,964
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	558	13,048
High Yield Portfolio - Administrative Class (PMVHYA)	77,589	189,415
Total Return Portfolio - Administrative Class (PMVTRA)	73,532	270,776
VIP Trust - Global Bond Fund: Initial Class (VWBF)	522,856	198,130
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	630,661	669,595
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	819,531	484,602
Advantage VT Discovery Fund (SVDF)	162,414	307,801
Advantage VT Opportunity Fund - Class 2 (SVOF)	26,371	198,433
VIP Trust - Global Bond Fund: Class R1 (obsolete) (VWBFR)	17,563	387,856
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)	3,955	638,457
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)	85,135	832,274

Total	$6,246,648	$19,024,566

(6) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2012	1.40%	563	$799.59	$450,166	0.00%	10.93%
2011	1.40%	744	720.79	536,267	0.00%	-4.53%
2010	1.40%	921	754.96	695,319	0.00%	23.55%
2009	1.40%	1,015	611.04	620,205	0.00%	43.48%
2008	1.40%	1,257	425.86	535,318	0.00%	-47.35%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	1.40%	1,022	1,139.53	1,164,602	0.86%	10.41%
2011	1.40%	1,273	1,032.05	1,313,799	0.95%	-0.50%
2010	1.40%	1,591	1,037.22	1,650,220	-0.88%	13.22%
2009	1.40%	1,786	916.11	1,636,166	1.01%	31.90%
2008	1.40%	2,125	694.57	1,476,298	0.80%	-35.34%
Growth Series - Service Class (MEGSS)
2012	1.40%	323	353.73	114,253	0.00%	15.44%
2011	1.40%	325	306.41	99,582	0.02%	-1.94%
2010	1.40%	627	312.46	195,911	0.00%	13.43%
2009	1.40%	1,185	275.47	326,434	0.03%	35.42%
2008	1.40%	1,564	203.42	318,093	0.00%	-38.42%
Investors Trust Series - Service Class (MVITSC)
2012	1.40%	370	537.23	198,775	0.75%	17.18%
2011	1.40%	463	458.48	212,275	0.77%	-3.77%
2010	1.40%	560	476.45	266,811	-0.99%	9.34%
2009	1.40%	811	435.75	353,396	1.33%	24.80%
2008	1.40%	935	349.17	326,593	0.52%	-34.18%
New Discovery Series - Service Class (MNDSC)
2012	1.40%	225	630.73	141,914	0.00%	19.21%
2011	1.40%	365	529.07	193,112	0.00%	-11.74%
2010	1.40%	420	599.42	251,758	0.00%	34.05%
2009	1.40%	722	447.16	322,848	0.00%	60.66%
2008	1.40%	820	278.33	228,093	0.00%	-40.36%
Research Series - Service Class (MVRSC)
2012	1.40%	296	477.30	141,280	0.59%	15.27%
2011	1.40%	309	414.05	127,942	0.59%	-2.07%
2010	1.40%	393	422.80	166,160	-0.81%	14.04%
2009	1.40%	681	370.75	252,484	1.21%	28.39%
2008	1.40%	1,055	288.77	304,599	0.0028	-37.14%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	1.40%	334	359.63	120,115	0.51%	15.60%
2011	1.40%	366	311.09	113,859	0.71%	-23.47%
2010	1.40%	372	406.49	151,215	-0.09%	14.60%
2009	1.40%	311	354.71	110,313	1.34%	61.21%
2008	1.40%	32	220.02	7,104	1.03%	-56.00%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2012	1.40%	17	507.79	8,632	0.78%	9.95%
2011	1.40%	29	461.86	13,394	0.70%	-4.52%
2010	1.40%	14	483.74	6,772	-0.55%	21.86%
NVIT Nationwide Fund - Class IV (TRF4)
2012	1.20% to 1.40%	7,249	133.84 to 1,174.78	2,407,632	1.36%	12.85% to 12.63%
2011	1.20% to 1.40%	8,168	118.60 to 1,043.05	2,477,307	1.13%	-0.56% to -0.76%
2010	1.20% to 1.40%	8,761	119.27 to 1,051.06	2,947,651	-1.00%	12.13% to 11.90%
2009	1.20% to 1.40%	10,071	106.37 to 939.27	3,360,911	1.34%	24.44% to 24.19%
2008	1.20% to 1.40%	13,468	85.48 to 756.30	3,544,347	1.41%	-42.25% to - 42.36%
NVIT Government Bond Fund - Class IV (GBF4)
2012	1.20% to 1.40%	3,275	122.53 to 1,016.44	2,718,174	2.12%	1.83% to 1.63%
2011	1.20% to 1.40%	3,716	120.33 to 1,000.17	3,115,713	2.81%	6.07% to 5.86%
2010	1.20% to 1.40%	4,761	113.44 to 944.81	3,885,530	-2.86%	3.53% to 3.33%
2009	1.20% to 1.40%	5,915	109.57 to 914.40	4,706,886	3.20%	1.46% to 1.26%
2008	1.20% to 1.40%	7,979	107.99 to 903.03	6,081,259	4.22%	6.33% to 6.12%
American Century NVIT Growth Fund - Class IV (CAF4)
2012	1.40%	2,693	583.69	1,571,874	0.55%	12.43%
2011	1.40%	2,953	519.14	1,533,026	0.57%	-2.07%
2010	1.40%	3,453	530.11	1,830,467	-0.63%	17.59%
2009	1.40%	4,051	450.81	1,826,248	0.57%	31.76%
2008	1.40%	4,991	342.14	1,707,482	0.26%	-39.64%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	1.20% to 1.40%	9,053	70.74 to 702.21	1,914,088	1.65%	9.49% to 9.27%
2011	1.20% to 1.40%	9,278	64.61 to 642.65	1,888,487	2.09%	-1.23% to -1.43%
2010	1.20% to 1.40%	11,340	65.42 to 651.95	3,140,759	-2.07%	9.59% to 9.37%
2009	1.20% to 1.40%	12,643	59.69 to 596.09	3,543,397	0.98%	19.38% to 19.22%	****

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	1.40%	824	$529.72	$436,492	0.35%	15.60%
2011	1.40%	1,091	458.23	499,930	1.74%	-17.28%
2010	1.40%	1,240	553.94	686,891	-2.19%	4.64%
2009	1.40%	1,492	529.39	789,851	2.11%	28.03%
2008	1.40%	1,721	413.48	711,548	1.84%	-47.08%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2012	1.20% to 1.40%	2,144	132.05 to 1,054.87	1,932,202	0.36%	15.76% to 15.52%
2011	1.20% to 1.40%	2,490	114.07 to 913.13	1,984,426	1.74%	-17.16% to -17.32%
2010	1.20% to 1.40%	2,919	137.70 to 1,104.43	2,866,134	-2.05%	4.93% to 4.72%
2009	1.20% to 1.40%	3,741	131.23 to 1,054.67	3,542,900	2.09%	28.34% to 28.08%
2008	1.20% to 1.40%	4,650	102.25 to 823.42	3,436,950	1.81%	-46.99% to -47.10%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	1.20% to 1.40%	5,866	82.89 to 822.78	3,285,249	0.00%	13.53% to 13.30%
2011	1.20% to 1.40%	6,503	73.01 to 726.18	3,353,311	0.00%	-5.37% to -5.56%
2010	1.20% to 1.40%	7,197	77.15 to 768.92	4,004,505	0.00%	25.31% to 25.06%
2009	1.20% to 1.40%	8,809	61.57 to 614.86	4,094,473	0.00%	23.14% to 22.97%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	1.40%	64	561.44	35,932	1.19%	14.72%
2011	1.40%	59	489.38	28,873	0.72%	-3.68%
2010	1.40%	88	508.06	44,709	-1.11%	17.97%
2009	1.40%	213	430.67	91,732	0.66%	28.66%
2008	1.40%	2	334.74	516	1.20%	-33.05%	****
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2012	1.40%	2,541	878.72	2,232,840	0.82%	18.90%
2011	1.40%	3,030	739.06	2,239,366	0.44%	-6.48%
2010	1.40%	3,486	790.29	2,754,943	-0.60%	24.85%
2009	1.40%	4,627	633.00	2,928,910	0.60%	24.65%
2008	1.40%	6,181	507.81	3,138,560	1.05%	-33.21%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2012	1.40%	2,250	816.70	1,837,574	0.14%	13.90%
2011	1.40%	2,929	717.03	2,100,181	0.52%	-6.87%
2010	1.40%	3,333	769.94	2,566,217	-0.28%	23.60%
2009	1.40%	4,159	622.94	2,590,824	0.28%	32.74%
2008	1.40%	5,358	469.30	2,514,527	0.77%	-39.05%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2012	1.40%	6,116	1,627.16	9,951,689	1.85%	14.12%
2011	1.40%	7,321	1,425.84	10,438,546	1.67%	0.34%
2010	1.40%	8,668	1,420.99	12,317,113	-1.73%	13.13%
2009	1.40%	10,690	1,256.01	13,426,783	2.23%	24.47%
2008	1.40%	13,574	1,009.13	13,697,572	1.89%	-38.16%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	1.40%	10,920	783.13	8,551,738	0.70%	17.03%
2011	1.40%	12,275	669.16	8,213,908	0.67%	-3.59%
2010	1.40%	14,341	694.08	9,953,741	-0.03%	7.29%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2012	1.40%	1,469	775.96	1,139,889	0.42%	16.77%
2011	1.40%	1,867	664.51	1,240,644	0.40%	-3.85%
2010	1.40%	2,637	691.10	1,822,443	-0.01%	7.01%
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
2012	1.40%	2,320	701.11	1,626,570	1.20%	16.82%
2011	1.40%	2,825	600.19	1,695,525	1.29%	-3.67%
2010	1.40%	3,463	623.08	2,157,719	-1.50%	14.04%
2009	1.40%	4,349	546.38	2,376,218	1.14%	26.90%
2008	1.40%	5,903	430.56	2,541,657	2.02%	-37.84%
NVIT Money Market Fund - Class IV (SAM4)
2012	1.20% to 1.40%	12,783	71.74 to 674.74	8,622,762	0.00%	-1.20% to -1.40%
2011	1.20% to 1.40%	13,619	72.61 to 684.34	9,317,641	0.00%	-1.20% to -1.40%
2010	1.20% to 1.40%	17,807	73.49 to 694.03	12,356,180	0.00%	-1.20% to -1.40%
2009	1.20% to 1.40%	15,814	74.38 to 703.89	11,128,756	0.10%	-1.11% to -1.31%
2008	1.20% to 1.40%	17,505	75.21 to 713.21	12,375,888	2.13%	0.92% to 0.72%
Growth and Income Portfolio - Initial Shares (DGI)
2012	1.40%	1,104	1,156.55	1,276,833	1.43%	16.43%
2011	1.40%	1,233	993.36	1,224,814	1.23%	-4.14%
2010	1.40%	1,451	1,036.29	1,503,660	-1.20%	16.96%
2009	1.40%	1,651	886.03	1,462,832	1.33%	27.00%
2008	1.40%	2,066	697.68	1,441,679	0.64%	-41.24%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series I - DWS Bond VIP - Class A (SVSB1)
2012	1.40%	1,376	$884.58	$1,217,175	4.51%	6.27%
2011	1.40%	1,493	832.38	1,242,743	4.68%	4.22%
2010	1.40%	1,968	798.68	1,571,807	-4.29%	5.31%
2009	1.40%	2,262	758.44	1,715,582	8.42%	8.54%
2008	1.40%	2,956	698.78	2,065,506	5.82%	-17.93%
Variable Series I - DWS Growth & Income VIP - Class A (SVSGI1)
2012	1.40%	1,078	1,045.63	1,127,186	1.32%	14.20%
2011	1.40%	1,217	915.61	1,114,293	1.33%	-1.53%
2010	1.40%	1,507	929.83	1,401,258	-1.69%	12.81%
2009	1.40%	1,701	824.27	1,402,085	2.15%	32.28%
2008	1.40%	1,960	623.12	1,221,318	2.14%	-39.17%
Variable Series I -DWS International VIP - Class A (SVSI1)
2012	1.40%	1,034	739.64	764,783	2.18%	18.97%
2011	1.40%	1,177	621.73	731,770	1.88%	-17.83%
2010	1.40%	1,453	756.63	1,099,378	-2.26%	0.21%
2009	1.40%	1,829	755.03	1,380,949	4.68%	31.66%
2008	1.40%	2,356	573.46	1,351,315	1.45%	-48.93%
Managed Volatility Fund II (FVU2)
2012	1.40%	458	1,024.24	469,103	3.33%	11.97%
2011	1.40%	631	914.76	577,216	4.06%	3.32%
2010	1.40%	757	885.37	670,223	-5.85%	10.53%
2009	1.40%	848	801.04	679,284	7.04%	26.49%
2008	1.40%	1,041	633.26	659,004	6.03%	-21.49%
Fund for US Government Securities II (FVUS2)
2012	1.40%	1,026	984.99	1,010,596	3.98%	1.54%
2011	1.40%	1,218	970.04	1,181,514	4.60%	4.31%
2010	1.40%	1,801	929.95	1,674,849	-4.59%	3.71%
2009	1.40%	2,051	896.73	1,839,191	5.08%	3.75%
2008	1.40%	2,460	864.35	2,126,201	5.20%	2.83%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.40%	3,298	560.15	1,847,373	1.07%	33.58%
2008	1.40%	4,498	419.32	1,886,135	0.64%	-43.49%
Equity-Income Portfolio - Initial Class (FEIP)
2012	1.40%	4,108	1,593.64	6,546,689	3.02%	15.67%
2011	1.40%	4,779	1,377.71	6,584,084	2.29%	-0.43%
2010	1.40%	5,968	1,383.65	8,257,651	-1.78%	13.55%
2009	1.40%	7,073	1,218.55	8,618,774	2.22%	28.40%
2008	1.40%	8,955	949.04	8,498,504	2.23%	-43.45%
High Income Portfolio - Initial Class (FHIP)
2012	1.40%	1,353	1,119.29	1,514,395	5.56%	12.64%
2011	1.40%	1,622	993.71	1,611,805	6.38%	2.59%
2010	1.40%	1,999	968.64	1,936,312	-7.61%	12.24%
2009	1.40%	2,258	863.00	1,948,643	8.09%	41.96%
2008	1.40%	2,781	607.92	1,690,582	7.25%	-26.03%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2012	1.40%	2,183	1,230.39	2,685,933	1.48%	10.91%
2011	1.40%	2,523	1,109.31	2,798,791	1.76%	-3.91%
2010	1.40%	3,114	1,154.48	3,595,041	-1.58%	12.68%
2009	1.40%	3,729	1,024.59	3,820,694	2.30%	27.32%
2008	1.40%	4,850	804.75	3,903,222	2.44%	-29.71%
VIP Contrafund Portfolio - Initial Class (FCP)
2009	1.40%	6,661	1,586.71	10,569,070	1.36%	33.82%
2008	1.40%	8,406	1,185.68	9,967,160	0.89%	-43.31%
VIP Growth Opportunities Portfolio - Service Class 2 (FGO2)
2009	1.40%	1,230	314.43	386,751	0.24%	43.44%
2008	1.40%	1,604	219.21	351,588	0.12%	-55.76%
VIP Growth Portfolio - Initial Class (FGP)
2012	1.40%	5,886	1,375.02	8,093,371	0.57%	13.09%
2011	1.40%	6,824	1,215.85	8,296,973	0.34%	-1.19%
2010	1.40%	8,178	1,230.47	10,062,754	-0.27%	22.45%
2009	1.40%	9,736	1,004.88	9,783,558	0.42%	26.50%
2008	1.40%	12,186	794.35	9,680,045	0.74%	-47.90%
VIP Growth Portfolio - Service Class 2 (FG2)
2012	1.40%	2,298	385.77	886,503	0.33%	12.81%
2011	1.40%	2,931	341.97	1,002,314	0.12%	-1.42%
2010	1.40%	3,611	346.89	1,252,634	-0.03%	22.14%
2009	1.40%	5,020	284.01	1,425,732	0.18%	26.19%
2008	1.40%	6,857	225.07	1,543,389	0.47%	-48.04%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2012	1.40%	355	$1,106.26	$392,721	2.23%	4.42%
2011	1.40%	424	1,059.41	449,188	2.42%	5.85%
2010	1.40%	717	1,000.90	717,643	-3.47%	6.31%
2009	1.40%	786	941.52	740,036	9.31%	14.11%
2008	1.40%	979	825.07	807,777	4.33%	-4.59%
VIP Overseas Portfolio - Initial Class (FOP)
2012	1.40%	261	828.02	216,113	1.59%	19.06%
2011	1.40%	385	695.47	267,757	1.33%	-18.31%
2010	1.40%	442	851.40	376,320	-1.38%	11.54%
2009	1.40%	505	763.29	385,463	1.90%	24.77%
2008	1.40%	711	611.76	435,200	2.50%	-44.59%
VIP Overseas Portfolio - Service Class 2 (FO2)
2012	1.40%	741	449.71	333,237	1.64%	18.70%
2011	1.40%	876	378.86	331,882	0.96%	-18.49%
2010	1.40%	1,333	464.79	619,563	-0.99%	11.26%
2009	1.40%	2,222	417.74	928,225	1.82%	24.47%
2008	1.40%	2,888	335.63	969,256	2.19%	-44.74%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	1.40%	243	711.24	172,832	2.99%	3.15%
2011	1.40%	267	689.54	184,107	3.54%	-1.10%
2010	1.40%	364	697.22	253,789	-5.26%	3.82%
2009	1.40%	369	671.56	247,805	7.12%	11.75%
2008	1.40%	536	600.94	321,942	4.84%	-14.63%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2012	1.40%	159	628.33	99,904	0.42%	14.97%
2011	1.40%	179	546.50	97,823	0.00%	-12.59%
2010	1.40%	263	625.20	164,427	-0.62%	14.06%
2009	1.40%	318	548.13	174,307	2.67%	53.90%
2008	1.40%	379	356.15	134,996	0.51%	-53.06%
High Yield Portfolio - Administrative Class (PMVHYA)
2012	1.40%	805	962.92	775,152	5.73%	12.71%
2011	1.40%	972	854.30	830,380	6.96%	1.89%
2010	1.40%	1,207	838.42	1,011,969	-7.35%	12.90%
2009	1.40%	1,453	742.64	1,079,058	9.28%	38.24%
2008	1.40%	1,644	537.22	882,974	7.89%	-24.60%
Total Return Portfolio - Administrative Class (PMVTRA)
2012	1.40%	742	1,025.36	760,819	2.59%	8.06%
2011	1.40%	960	948.87	910,912	2.60%	2.16%
2010	1.40%	1,316	928.82	1,222,328	-2.42%	6.60%
2009	1.40%	2,359	871.32	2,055,434	5.29%	12.43%
2008	1.40%	3,049	774.97	2,363,050	4.49%	3.28%
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2012	1.40%	880	1,020.25	897,818	1.63%	4.08%
2011	1.40%	566	980.27	554,830	8.57%	6.64%
2010	1.40%	726	919.22	667,356	-4.05%	4.72%
2009	1.40%	1,181	877.79	1,036,671	4.00%	4.51%
2008	1.40%	1,657	839.93	1,391,464	8.68%	2.17%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	1.40%	1,714	1,224.75	2,099,228	0.00%	28.00%
2011	1.40%	1,739	956.84	1,663,946	1.06%	-26.77%
2010	1.40%	1,957	1,306.61	2,557,040	-0.68%	25.08%
2009	1.40%	2,623	1,044.63	2,740,074	0.20%	110.22%
2008	1.40%	3,350	496.93	1,664,745	0.00%	-65.27%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	1.40%	904	1,556.81	1,407,360	0.69%	1.95%
2011	1.40%	768	1,527.11	1,172,819	1.22%	-17.61%
2010	1.40%	843	1,853.53	1,562,522	-0.40%	27.44%
2009	1.40%	975	1,454.43	1,418,066	0.29%	55.34%
2008	1.40%	1,269	936.26	1,188,258	0.30%	-46.88%
Advantage VT Discovery Fund (SVDF)
2012	1.40%	1,939	468.40	908,232	0.00%	16.09%
2011	1.40%	2,238	403.47	902,955	0.00%	-0.97%
2010	1.40%	2,745	407.42	1,118,368	0.00%	33.66%
2009	1.40%	3,501	304.82	1,067,165	0.00%	38.35%
2008	1.40%	5,040	220.32	1,110,393	0.00%	-45.13%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Opportunity Fund - Class 2 (SVOF)
2012	1.40%	919	$736.03	$676,409	0.09%	13.91%
2011	1.40%	1,159	646.14	748,872	0.14%	-6.83%
2010	1.40%	1,460	693.51	1,012,520	-0.78%	22.04%
2009	1.40%	2,083	568.28	1,183,721	0.00%	45.68%
2008	1.40%	2,791	390.08	1,088,737	1.91%	-40.93%
VIP Trust - Global Bond Fund: Class R1 (obsolete) (VWBFR)
2011	1.40%	516	725.02	374,110	8.68%	6.64%
2010	1.40%	682	679.87	463,672	-3.91%	4.72%
2009	1.40%	817	649.21	530,402	5.10%	4.51%
2008	1.40%	1,434	621.20	891,017	7.97%	2.26%
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)
2011	1.40%	518	1,025.21	531,060	1.05%	-26.79%
2010	1.40%	534	1,400.32	747,773	-0.64%	25.10%
2009	1.40%	773	1,119.34	865,252	0.17%	110.43%
2008	1.40%	758	531.93	403,038	0.00%	-65.24%
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	1.40%	530	1,423.98	754,709	1.14%	-17.56%
2010	1.40%	519	1,727.24	896,437	-0.30%	27.46%
2009	1.40%	491	1,355.12	665,364	0.29%	55.43%
2008	1.40%	779	871.86	679,349	0.37%	-46.85%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	1.40%	116	601.07	69,724	-10.68%	6.26%
2009	1.40%	22	565.67	12,445	13.19%	13.13%	****
J.P. Morgan NVIT Balanced Fund - Class IV (obsolete) (BF4)
2008	1.20% to 1.40%	8,405	98.12 to 795.11	3,431,087	2.69%	-26.45% to -26.59%
NACM Small Cap Portfolio Class I (obsolete) (OCCSC)
2009	1.40%	2,165	1,057.63	2,289,769	0.05%	13.97%
2008	1.40%	2,750	928.00	2,552,205	0.00%	-42.45%
NVIT Mid Cap Growth Fund - Class IV (obsolete) (SGRF4)
2008	1.20% to 1.40%	5,546	109.71 to 1,048.51	4,203,364	0.00%	-46.75% to -46.85%
OpCap Managed Portfolio Class I (obsolete) (OCCM)
2009	1.40%	3,264	1,226.07	4,001,890	2.38%	22.97%
2008	1.40%	4,267	997.05	4,253,928	3.20%	-30.74%
Premier VIT - OpCap Equity Portfolio (obsolete) (OCCE)
2008	1.40%	2,057	957.25	1,969,413	0.82%	-39.67%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Class R1 (obsolete) (VWRER)
2008	1.40%	403	435.76	175,689	6.58%	-55.73%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Initial Class (obsolete) (VWRE)
2008	1.40%	1,025	569.28	583,232	6.44%	-55.74%

2012	Contract owners equity:			$84,936,834
2011	Contract owners equity:			$88,878,781
2010	Contract owners equity:			$113,206,186
2009	Attributable to Nationwide Life and Annuity Insurance Company:			348,959
2009	Contract owners equity:			$126,680,359
2008	Attributable to Nationwide Life and Annuity Insurance Company:			253,725
2008	Contract owners equity:			$131,086,891

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.